TAXATION - Schedule of Principal statutory taxes rates and current tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Current tax expense	$ (1,311,505)	$ (19,004,370)	$ (10,093,258)
Deferred tax	2,380,157	1,031,836	(4,257,912)
Income tax expenses	$ 1,068,652	$ (17,972,534)	$ (14,351,170)
Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate			30.00%
Cayman Island
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	0.00%	0.00%	0.00%
Paraguay
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	10.00%	10.00%	10.00%
Uruguay
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	25.00%	25.00%	25.00%
France
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	25.00%	25.00%	26.50%
Brazil
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	34.00%	34.00%	34.00%
United States of America
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	21.00%	21.00%	21.00%
Maximum | Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	35.00%	35.00%
Minimum | Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	25.00%	25.00%